Business Acquisition (Details Narrative) (10-K)		3 Months Ended				6 Months Ended		12 Months Ended
	Feb. 01, 2018 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Cash acquired from acquisition									$ 30,408
Common stock, par value | $ / shares		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Issuance of common stock for acquisition									$ 1,183,581
Net loss		$ (963,308)	$ (271,787)	$ (109,462)	$ (125,026)	$ (1,235,095)	$ (234,488)	$ (712,441)	600,735
Value of intangible asset amortization								$ 20,484
PVBJ Inc. [Member]
Annual earnings before taxes percentage	0.50
Net loss									27,682
Value of intangible asset amortization									18,777
PVBJ Inc. [Member] | General and Administrative Expense [Member]
Acquisition related cost									$ 44,500
PVBJ Inc. [Member] | Employment Agreement [Member] | Paul V. Benis [Member]
Salary payable	$ 150,000
PVBJ Inc. [Member] | Common Stock [Member]
Cash acquired from acquisition	$ 221,800
Issuance of common stock for acquisition, shares | shares	22,223
Common stock, par value | $ / shares	$ 0.0001
Issuance of common stock for acquisition	$ 1,177,779